Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Other Post Retirement Plan Investments) (Detail) - Foreign Offices and Subsidiaries [Member] - Other Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 13,452	¥ 14,674
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,192	8,606
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,260	6,068
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,705	2,523
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,705	2,523
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,124	5,797
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,124	5,797
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6	7
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6	7
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	5,487	6,082
Other Investment Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	5,487	6,082
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		130	265
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 130	¥ 264

[1]	Other investment funds mainly consist of mutual funds.